Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for credit losses	$ 18,650	$ 16,684
Post-retirement benefits	7,527	6,294
Deferred compensation	1,465	1,755
Retirement Income Maintenance plan	3,479	3,369
ESOP	1,315	1,240
Stock-based compensation	1,719	3,098
Net unrealized losses on debt securities and defined benefit plans	29,117	42,715
Federal and State NOLs	12,748	24,129
Alternative minimum assessment carryforwards	2,156	2,156
Lease liability	4,585	4,960
Other items	5,809	5,066
Total gross deferred tax assets	88,570	111,466
Valuation allowance	0	0
Total deferred tax assets, net	88,570	111,466
Deferred tax liabilities:
Pension expense	80,321	75,489
Depreciation	1,931	2,448
Deferred loan costs	14,262	13,490
Intangible assets	1,586	1,590
Lease right-of-use asset	4,354	4,700
Other items	1,434	1,318
Total gross deferred tax liabilities	103,888	99,035
Net deferred tax asset	$ (15,318)	$ 12,431